BANK LOANS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Short-term bank loans	$ 7,792,125	$ 6,210,176
Debt instrument maturity date description	mature on various dates from July 9, 2022 to December 17, 2022
Weighted average interest rate, percentage	5.38%	5.59%	6.56%
Interest expenses	$ 400,000	$ 400,000	$ 500,000
Minimum [Member]
Debt Instrument [Line Items]
Borrowings, interest rate	4.95%
Maximum [Member]
Debt Instrument [Line Items]
Borrowings, interest rate	5.40%